EXHIBIT 99.19

AMC EXCEPTION GRADES

Exception Grades

Run Date - 5/14/2026 10:23:48 AM

SitusAMC Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody’s Initial Exception Rating	Moody’s Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redact]	263	[Redact]	[Redact]		34970305			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	—	The declarations section of the final 1003 identified the property would be occupied as a [Redacted] residence. Provide a revised 1003 correcting the declarations section.				Reviewer Comment (2025-11- 24): Revised 1003 provided. Exception cleared. Seller Comment (2025-11- 21): Revised 1003	11/24/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redact]	263	[Redact]	[Redact]		34970306			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	—	The declarations section of the final 1003 identified the property would be occupied as a [Redacted] residence. Provide a revised 1003 correcting the declarations section.				Reviewer Comment (2025-11- 24): Revised 1003 provided. Exception cleared.	11/24/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redact]	263	[Redact]	[Redact]		34970309			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their [Redacted] residence. (Compliance testing performed based on the Occupancy Type of [Redacted]Home).	The declarations section of the initial and final 1003 identified the property would be occupied as a [Redacted] residence for two of the [Redacted][Redacted].							11/12/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redact]	263	[Redact]	[Redact]		35068402			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As [Redacted]	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their [Redacted] residence. (Compliance testing performed based on the Occupancy Type of [Redacted]Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a [Redacted] Residence.					Reviewer Comment (2025-11- 24): Revised 1003 provided.	11/24/2025			1		A		A		A		A		A		[Redact]	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No